Note 5 – Allowance for Credit Losses (Tables)	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Note 5 - Allowance for Credit Losses - Allowance for Expected Credit Losses

Balance as of January 1, 2025	$19,034,976
Provision for credit losses	1,532,292
Charge-offs	(715,714)
Recoveries	8,620
Balance as of September 30, 2025	$19,867,174